Other operating income and expenses	6 Months Ended
Jun. 30, 2018
Other operating income and expenses [Abstract]
Other operating income and expenses
Note 20. - Other operating income and expenses

The table below shows the detail of Other operating income and expenses for the six-month periods ended June 30, 2018, and 2017:

Other Operating income	For the six-month period ended June 30,
	2018	2017
	($ in thousands)
Grants (see Note 16)	29,719	29,882
Income from various services and insurance proceeds	16,384	10,431
Income from the purchase of the long-term operation and maintenance payable to Abengoa (see Note 11)	38,955	-
Total	85,058	40,313

Other Operating expenses	For the six-month period ended June 30,
	2018	2017
	($ in thousands)
Leases and fees	(1,033)	(3,298)
Operation and maintenance	(71,367)	(57,191)
Independent professional services	(15,714)	(10,540)
Supplies	(13,152)	(12,571)
Insurance	(12,606)	(11,573)
Levies and duties	(21,957)	(31,476)
Other expenses	(5,397)	(2,136)
Total	(141,226)	(128,785)